Net Loss per Share (Tables)	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share
The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
	(U.S. $ in thousands, except per share amounts)		(U.S. $ in thousands, except per share amounts)
Numerator:
Net loss for basic and diluted net loss per share	$(55,634)	$(26,614)	$(85,433)	$(78,340)
Denominator:
Weighted average shares, net of treasury shares - for basic and diluted net loss per share	85,151	71,271	80,230	70,670

Net loss per share
Basic and diluted	$(0.65)	$(0.37)	$(1.06)	$(1.11)